SHARE CAPITAL AND OTHER RESERVES - Share capital (Details)			8 Months Ended	12 Months Ended
	May 06, 2022 USD ($) $ / shares shares	Feb. 02, 2021 USD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
SHARE CAPITAL AND OTHER RESERVES
Gross proceeds			$ 3,660,671	$ 15,019,000
Total share issuance costs				$ 1,165,580
Fair value of shares issued					$ 11,702
IPO
SHARE CAPITAL AND OTHER RESERVES
Shares issued (in shares) | shares	3,754,750
Price per common share | $ / shares	$ 4.00
Gross proceeds	$ 15,019,000
Total share issuance costs	$ 1,165,580
Number of warrants issued | shares	262,833
Property option payments
SHARE CAPITAL AND OTHER RESERVES
Shares issued (in shares) | shares		5,000
Fair value of shares issued		$ 11,702